Stockholders' Equity (Nonvested Restricted Common Stock Related To Stock-Based Compensation (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Shares Outstanding, Beginning	36	[1]	277
Shares Granted	0		29
Shares Vested	(36)	[2]	(129)	[3]
Shares Forfeited	0		(141)
Shares Outstanding, Ending	0		36	[1]
Outstanding Weighted Average Grant Date Fair Value, Beginning	$ 3.76		$ 3.88
Weighted Average Grant Date Fair Value Granted	$ 0		$ 2.66
Weighted Average Grant Date Fair Value Vested	$ 3.76	[2]	$ 3.53	[3]
Weighted Average Grant Date Fair Value Forfeited	$ 0		$ 3.98
Outstanding Weighted Average Grant Date Fair Value, Ending	$ 0		$ 3.76

[1]	These stock awards vested upon fulfilling service conditions.
[2]	The total fair value of restricted common stock awards that vested during 2013 was $45,000.
[3]	The total fair value of restricted common stock awards that vested during 2012 was $364,000.